EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.6%
	AUSTRALIA — 2.3%
630,000	Telstra Corp. Ltd.	$1,507,823
	BRAZIL — 1.7%
421,851	Ambev S.A. - ADR	1,130,561
	CANADA — 16.1%
151,000	Barrick Gold Corp.	4,365,410
43,650	BCE, Inc.	1,830,074
91,047	Freehold Royalties Ltd.	243,336
28,000	Nutrien Ltd.	912,520
526,000	Yamana Gold, Inc.	3,424,260
		10,775,600
	DENMARK — 1.7%
17,100	Novo Nordisk A/S - ADR	1,117,143
	FRANCE — 10.7%
40,000	Bouygues S.A. *	1,413,594
18,700	Danone S.A.	1,245,492
186,000	Engie S.A. *	2,473,719
18,500	Societe BIC S.A.	1,092,914
25,650	TOTAL S.A. - ADR	965,979
		7,191,698
	GERMANY — 6.4%
19,000	BASF S.E.	1,047,697
29,370	Bayer A.G.	1,945,776
29,141	Daimler A.G.	1,283,865
		4,277,338
	HONG KONG — 3.3%
327,000	China Mobile Ltd.	2,240,391
	NETHERLANDS — 2.6%
59,380	Royal Dutch Shell PLC - Class A - ADR	1,770,118
	NEW ZEALAND — 2.0%
1,849,000	Kiwi Property Group Ltd.	1,312,130
424,922	SKY Network Television Ltd. *	36,354
		1,348,484
	NORWAY — 4.2%
58,950	Equinor A.S.A. - ADR	878,944

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY (Continued)
122,900	Telenor A.S.A.	$1,901,852
		2,780,796
	SINGAPORE — 2.9%
570,000	Singapore Telecommunications Ltd.	1,034,463
2,709,861	Starhill Global REIT - REIT	921,629
		1,956,092
	SOUTH KOREA — 1.7%
57,553	SK Telecom Co., Ltd. - ADR	1,167,750
	SWEDEN — 2.9%
261,000	Betsson A.B.	1,955,947
	SWITZERLAND — 1.4%
11,696	Novartis A.G. - ADR	960,709
	UNITED KINGDOM — 12.5%
56,000	BP PLC - ADR	1,234,240
67,800	British American Tobacco PLC - ADR	2,274,690
36,240	GlaxoSmithKline PLC - ADR	1,461,197
20,650	Unilever N.V.	1,218,969
1,461,109	Vodafone Group PLC	2,210,312
		8,399,408
	UNITED STATES — 13.2%
101,150	Newmont Corp.	6,999,580
23,700	Philip Morris International, Inc.	1,820,397
		8,819,977
	TOTAL COMMON STOCKS
	(Cost $61,459,524)	57,399,835
	EXCHANGE-TRADED FUNDS — 2.8%
	UNITED STATES — 2.8%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	1,861,552
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,861,552

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 11.2%
$7,558,096	UMB Money Market Fiduciary, 0.010% [1]	$7,558,096
	Total Short-Term Investments
	(Cost $7,558,096)	7,558,096
	TOTAL INVESTMENTS — 99.6%
	(Cost $69,819,708)	66,819,483
	Other Assets in Excess of Liabilities — 0.4%	250,078
	TOTAL NET ASSETS — 100.0%	$67,069,561

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.